Debt issued held at amortized cost	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Debt Securities Explanatory
Note 16
Debt issued measured at amortized cost
USD m 31.12.25 31.12.24
Short-term debt
1
33,870 30,509
Senior unsecured debt
122,574 133,159
of which: contributes to total loss-absorbing capacity (TLAC) 89,739 92,515 of which: issued by UBS AG standalone with original maturity greater than one year 24,648 32,664
Covered bonds 11,651 8,762
Subordinated debt 17,878 15,030
of which: eligible as high-trigger loss-absorbing additional tier 1 capital instruments
2
17,551 13,084
of which: eligible as low-trigger loss-absorbing additional tier 1 capital instruments 1,245 of which: eligible as non-Basel III-compliant tier 2 capital instruments 207
Debt issued through the Swiss central mortgage institutions 28,278 26,335
Other long-term debt 456 424
Long-term debt
3
180,836 183,709
Total debt issued measured at amortized cost
4,5
214,706 214,219
1 Debt with an original contractual maturity of less than one year, includes mainly certificates of deposit and commercial paper.
2 For 31 December 2025 includes USD
13.0 bn (31 December 2024: USD 6.9 bn) that
is, upon the occurrence of a trigger event or a viability event, subject to conversion into ordinary UBS shares.
3 Debt with an original contractual maturity greater than or equal to one year. The classification of debt
issued into short-term and long-term does
not consider any early redemption features.
4 Net of bifurcated embedded derivatives,
the fair value of which was
not material for the periods presented.
5 Except for
Covered bonds ( 100 % secured; 31 December 2024: 100 % secured), Debt issued through the Swiss central mortgage institutions ( 100 % secured; 31 December 2024: 100 % secured) and Other long-term debt ( 97%
secured; 31 December 2024: 91 % secured), 100 % of the balance was unsecured as of 31 December 2025 (31 December 2024: 100 % unsecured).
The Group uses interest
rate and foreign exchange
derivatives to manage the risks
inherent in certain debt
instruments
held at amortized cost.
In some cases, the
Group applies hedge
accounting for interest
rate risk as
discussed in item 2j
in Note 1a and Note 24.
As a result of applying hedge
accounting, the life-to-date adjustment to
the carrying amount of
debt issued
was a
decrease of
USD
1.8
bn as
of 31
December 2025
and a
decrease of
USD
3.1
bn as
of 31
December
2024, reflecting changes in fair value due to interest rate movements.
Subordinated debt consists of unsecured
debt obligations that are contractually
subordinated in right of payment
to all
other
present
and
future
non-subordinated
obligations
of
the
respective
issuing
entity.
All
of
the
subordinated
debt
instruments outstanding as of 31 December 2025 pay a fixed rate of interest.
›
Refer to Note 23 for maturity information
UBS
Group
AG,
together
with
UBS
AG,
has
fully
and
unconditionally
guaranteed
the
outstanding
US
Securities
and
Exchange
Commission
(SEC)-registered
debt
securities
of
Credit
Suisse
(USA)
LLC,
which
as
of
31 December
2025
consisted of a single
outstanding issuance with a
balance of USD
742
m maturing in July
2032. Credit Suisse (USA)
LLC
is an indirect, wholly owned subsidiary of UBS Group AG. UBS Group
AG assumed Credit Suisse Group AG’s obligations
under the guarantee as of 12 June 2023 (i.e. the date on which the UBS Group completed the acquisition of the Credit
Suisse Group).
In accordance
with the
guarantee, if
Credit Suisse
(USA) LLC
fails to
make a
timely payment
under the
agreements governing
such debt
securities, the
holders of
the debt
securities may
demand payment
from either
UBS
Group AG or UBS AG, without first proceeding against Credit Suisse (USA) LLC.